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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended September 30, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Compliance Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, November 13, 2009


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total:  $188,116,886


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 30 September 2009



     NAME OF ISSUER                 TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                    OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------         ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                  < C>
 AIRMEDIA GROUP INC	           SPON ADR    	 0094111095   2824    384200  SH	DEFINED    01     384200        0       0
 AIRMEDIA GROUP INC	           SPON ADR    	 0094111095   2312    314593  SH	DEFINED           314593        0       0
 BAIDU INC		        SPON ADR REP A   0567521085    274       700  SH	DEFINED    01        700        0       0
 BUNGE LTD			   COM STOCK	 G169621056    144	2300  SH	DEFINED    01	    2300	0	0
 CHINDEX INTERNATIONAL INC	   COM STOCK	 1694671074    492     39100  SH 	DEFINED    01      39100        0       0
 COMPANIA DE MINAS BUENAVENTURA        ADR       2044481040   2292     65100  SH        DEFINED    01      65100        0       0
 CREDICORP LTD		            COM STOCK    G2519Y1084   1772     22787  SH	DEFINED    01      22787        0       0
 CTRIP.COM INT'L 	               ADR       22943F1003   1734     29500  SH        DEFINED    01          0        0   29500
 E-HOUSE CHINA HOLDINGS LTD            ADR       26852W1036   4223    197700  SH        DEFINED    01      59600        0  138100
 E-HOUSE CHINA HOLDINGS LTD            ADR       26852W1036    109      5100  SH	DEFINED                0        0    5100
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069   1026     55200  SH	DEFINED	   01	   55200	0	0
 HDFC BANK LTD                         ADR       40415F1012   5407     45680  SH        DEFINED    01      45680        0       0
 INFOSYS TECHNOLOGIES LTD	   SPON ADR	 4567881085   1205     24850  SH	DEFINED    01	   24850	0	0
 KOREA FUND 		           COM STOCK     5006342092    275      8000  SH	DEFINED    01       8000        0       0
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007  24567    752665  SH        DEFINED    01     369940        0  382725
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007   8943    274000  SH        DEFINED           131000        0  143000
 NETEASE.COM INC		   SPON ADR      64110W1027   9629    210800  SH        DEFINED    01     155300        0   55500
 NETEASE.COM INC		   SPON ADR      64110W1027   5655    123800  SH        DEFINED           123800	0	0
 NEW ORIENTAL EDUCATION & TECH GRP SPON ADR      6475811070  93624   1163760  SH        DEFINED    01     110700        0 1053060
 NEW ORIENTAL EDUCATION & TECH GRP SPON ADR      6475811070  10869    135100  SH        DEFINED            63500        0   71600
 PETROLEO BRASILEIRO S.A.          sPON ADR      71654V4086    390      8500  SH        DEFINED    01       8500        0       0
 POSCO                                 ADR       6934831099    272      2620  SH        DEFINED    01       2620        0	0
 SOCIEDAD QUMICA MINERA DE C     SPON ADR SER B	 8336351056    203      5200  SH	DEFINED	   01	    5200	0       0
 SUNTECH POWER HOLDINGS LTD            ADR       86800C1045   1161     76400  SH        DEFINED    01      76400        0       0
 SUNTECH POWER HOLDINGS LTD            ADR       86800C1045    386     25400  SH        DEFINED            25400        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003    169     15376  SH        DEFINED    01      15376        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003   2199    200661  SH	DEFINED           200661        0	0
 TENARIS S.A.			       ADR	 88031M1099   2073     58200  SH	DEFINED    01	   58200        0	0
 TEVA PHARMACEUTICAL INDS LTD          ADR       8816242098   2017     39900  SH        DEFINED    01      39900        0       0
 TRINA SOLA LTD			   SPON ADR	 89628E1047    135      4200  SH	DEFINED		    4200	0	0
 VALE SA			       ADR	 91912E1055   1732     74900  SH	DEFINED    01	   74900	0	0


